STOCK OPTIONS, RESTRICTED STOCK AND WARRANTS (Details 3) - Unvested Performance Restricted Stock Units [Member] - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Balance at beginning	1,606,660	1,438,760
Weighted - average grant date fair value, balance at beginning	$ 1.37	$ 1.51
Granted		555,000
Weighted - Average Grant Date Fair Value, Granted		$ 1.08
Vested
Weighted - Average Grant Date Fair Value, Vested
Forfeited/Cancelled	(285,069)	(387,100)
Weighted - Average Grant Date Fair Value, Forfeited/Cancelled	$ 2.40	$ 1.47
Balance at ending	1,321,591	1,606,660
Weighted - average grant date fair value, balance at ending	$ 1.15	$ 1.37